Income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
Net income (loss) attributable to common shareholders	$ 1,245	$ (6,959)
Basic weighted average number of common shares outstanding (in shares)	33,153,231	33,017,421
Stock options (in shares)	802,418	0
DSU's (in shares)	89,043	0
RSU's (in shares)	114,959	0
Diluted weighted average number of common shares outstanding (in shares)	34,159,651	33,017,421
Basic net income (loss) per common share (in USD per share)	$ 0.04	$ (0.21)
Diluted net income (loss) per common share (in USD per share)	$ 0.04	$ (0.21)
Antidilutive securities (in shares)	23,782
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)		1,027,646
DSUs
Earnings per share [line items]
Antidilutive securities (in shares)		60,380
RSUs
Earnings per share [line items]
Antidilutive securities (in shares)		48,341